Investments in Financial Assets	6 Months Ended
Jun. 30, 2026
Investments in Financial Assets
Investments in Financial Assets

17. Investments in Financial Assets

Investment in financial assets consist of the Company’s investment in Kamal Therapeutics Inc. (“Kamal”) and Yarrow Biotechnology Inc. (“Yarrow”).

ProQR holds a 0.28% interest in Kamal. As at June 30, 2026, the investment amounts to € nil (December 31, 2025: € nil).

ProQR holds a 3.6% interest in Yarrow. As at June 30, 2026, the fair value of the Yarrow financial asset amounted to € nil (December 31, 2025: € nil).